Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information
Entity Registrant Name	Tradeweb Markets Inc.
Entity Central Index Key	0001758730
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false